Consolidated Statements of Changes in Equity - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Reserve for warrants [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance, number (in shares) at Aug. 31, 2016	109,068,492
Balance, amount at Aug. 31, 2016	$ 122,380,723	$ 1,066,863	$ 941,037		$ (90,600,819)	$ 33,787,804	$ 1,368,679	$ 35,156,483
Statement Line Items [Line Items]
Issued for private placement, net of issuance costs (in shares)	7,197,543
Issued for private placement, net of issuance costs	$ 5,589,501					5,589,501		5,589,501
Warrants issued on private placement	(6,592,000)					(6,592,000)		(6,592,000)
Agent warrants issued on private placement	$ (92,000)		92,000
Issued pursuant to Restricted Share Unit ("RSU") Plan (Note 6) (in shares)	695,991							695,991
Issued pursuant to Restricted Share Unit ("RSU") Plan (Note 6)	$ 1,040,990	(1,040,990)
Shares issued for interest on gold loans and convertible loans (Notes 21 & 23) (in shares)	814,089							814,089
Shares issued for interest on gold loans and convertible loans (Notes 21 & 23)	$ 542,447					542,447		$ 542,447
Issued for settlement of leases (Note 5) (in shares)	458,329
Issued for settlement of leases (Note 5)	$ 288,747					288,747		288,747
Issued for settlement of amounts due to related parties (Note 9) (in shares)	187,321
Issued for settlement of amounts due to related parties (Note 9)	$ 131,998					131,998		131,998
Issued for settlement of convertible loans (Note 23) (in shares)	83,333
Issued for settlement of convertible loans (Note 23)	$ 49,166					49,166		49,166
Shares issued as financing fee for convertible loans (Note 23) (in shares)	132,577
Shares issued as financing fee for convertible loans (Note 23)	$ 92,805					92,805		92,805
Exercise of warrants (in shares)	3,146,944
Exercise of warrants	$ 1,742,000					1,742,000		1,742,000
Conversion component of convertible loans (Note 23)		625,000				625,000		625,000
Reversal of warrant liability upon change of functional currency to USD			215,000			215,000		215,000
Reversal of derivative in gold bullion loans upon change of functional currency to USD (Note 21)		5,051,000				5,051,000		5,051,000
Reversal of derivative in gold convertible loans upon change of functional currency to USD (Note 23)		108,000				108,000		108,000
Share based compensation - RSU		262,931				262,929		262,929
Share based compensation - Stock options		1,725,000				1,725,000		1,725,000
RSU shares forfeited (Note 6)		(123,571)				(123,569)		(123,569)
Exchange on translation of foreign subsidiaries				(2,176,352)		(2,176,352)		(2,176,352)
Total comprehensive loss for the year					(5,965,758)	(5,965,758)	(468,354)	(6,434,112)
Balance, number (in shares) at Aug. 31, 2017	121,784,619
Balance, amount at Aug. 31, 2017	$ 125,174,377	7,674,233	1,248,037	(2,176,352)	(96,566,577)	35,353,718	900,325	$ 36,254,043
Statement Line Items [Line Items]
Agent warrants issued on private placement
Issued pursuant to Restricted Share Unit ("RSU") Plan (Note 6) (in shares)	385,147							385,147
Issued pursuant to Restricted Share Unit ("RSU") Plan (Note 6)	$ 188,722	(188,722)
Shares issued for interest on gold loans and convertible loans (Notes 21 & 23) (in shares)	1,172,128							1,172,128
Shares issued for interest on gold loans and convertible loans (Notes 21 & 23)	$ 612,900					612,900		$ 612,900
Issued for settlement of convertible loans (Note 23) (in shares)	1,354,405
Issued for settlement of convertible loans (Note 23)	$ 792,381					792,381		$ 792,381
Shares issued as financing fee for convertible loans (Note 23) (in shares)	466,504							466,504
Shares issued as financing fee for convertible loans (Note 23)	$ 234,752					234,752		$ 234,752
Conversion component of convertible loans (Note 23)		310,000				310,000		310,000
Reversal of warrant liability upon change of functional currency to USD
Reversal of derivative in gold bullion loans upon change of functional currency to USD (Note 21)
Reversal of derivative in gold convertible loans upon change of functional currency to USD (Note 23)
Share based compensation - RSU		49,981				49,981		49,981
Share based compensation - Stock options		1,614,000				1,614,000		1,614,000
RSU shares forfeited (Note 6)		(65,098)				(65,098)		(65,098)
Exchange on translation of foreign subsidiaries				1,420,443		1,420,443		1,420,443
Total comprehensive loss for the year					(6,697,382)	(6,697,382)	(200,015)	(6,897,397)
Balance, number (in shares) at Aug. 31, 2018	125,162,803
Balance, amount at Aug. 31, 2018	$ 127,003,132	$ 9,394,394	$ 1,248,037	$ (755,909)	$ (103,263,959)	$ 33,625,695	$ 700,310	$ 34,326,005